Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Putnam Focused Large Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Value ETF (NAV)
Average Annual Return, Percent	28.83%	14.52%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	9.74%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Value ETF (Market Price)
Average Annual Return, Percent	28.77%	14.57%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	21.15%	7.48%